Unaudited Condensed Consolidated Statements of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Unaudited Condensed Consolidated Statements of Comprehensive Income
Profit for the period	£ 1,356	£ 1,505
Exchange movements on foreign operations and net investment hedges:
Exchange movements arising during the period	67	(220)
Cumulative exchange gain of the sold Korea life business recycled through profit and loss		(61)
Related tax	2	(4)
Exchange movements on foreign operations and net investment hedges	69	(285)
Net unrealised valuation movements on securities of US insurance operations classified as available-for-sale:
Net unrealised holding (losses) gains arising during the period	(1,392)	565
Deduct net gains included in the income statement on disposal and impairment	(29)	(34)
Total	(1,421)	531
Related change in amortisation of deferred acquisition costs	272	(69)
Related tax	241	(162)
Net unrealised valuation movements on securities of US insurance operations classified as available-for-sale	(908)	300
Total	(839)	15
Shareholders' share of actuarial gains and losses on defined benefit pension schemes:
Gross	81	53
Related tax	(14)	(7)
Shareholders' share of actuarial gains and losses on defined benefit pension schemes	67	46
Other comprehensive (loss) income for the period, net of related tax	(772)	61
Total comprehensive income (loss) for the period	584	1,566
Attributable to:
Equity holders of the Company	583	1,566
Non-controlling interests	1
Total comprehensive income (loss) for the period	£ 584	£ 1,566